Valuation Results and Net Trading Income - Summary of Valuation Results and Net Trading Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Valuation Results And Net Trading Income [Abstract]
Securities trading results	€ (1,024)	€ 718
Derivatives trading results	1,596	(433)
Other trading results	54	65
Change in fair value of derivatives relating to
- fair value hedges	231	(164)
- cash flow hedges (ineffective portion)	(42)	24
- other non-tradingderivatives	383	150
Change in fair value of assets and liabilities (hedged items)	(644)	(830)
Valuation results on assets and liabilities designated at FVPL and assets mandatorily measured at FVPL	(293)	(329)
Foreign exchange transactions results	(264)	310
Valuation results and net trading income	€ (4)	€ (489)